Submission	Aug. 29, 2025
Submission [Line Items]
Central Index Key	0001472091
Registrant Name	PDS Biotechnology Corporation
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A